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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.):        [_]  is a restatement.
                                            [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Key Colony Management, LLC

Address:  Two Financial Centre, Suite 100
          10825 Financial Centre Parkway
          Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong

Title: President

Phone: (501) 219-2003

Signature, Place, and Date of Signing:

 /s/ Alex R. Lieblong
----------------------
 Alex R. Lieblong                Little Rock, AR           August 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:        $137,924
                                             (thousands)

List of Other Included Managers:                   None.

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                           FORM 13F INFORMATION TABLE

                                                             VALUE                SH/PRN  INVESTMENT  OTHER      VOTING AUTHORITY
NAME                         TITLE OF CLASS     CUSIP       (X1000)     SHARES   PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- ----------- ------------- --------- -------- ---------- -------- --------- ------ ----
AMERICAN CAP LTD                  COM        02503Y 10 3           101    10,000    SH       Sole      N/A       10,000
BANK OF AMERICA CORPORATION       COM         60505 10 4         5,235   640,000    SH       Sole      N/A      640,000
CALPINE CORP                    COM NEW      131347 30 4         2,807   170,040    SH       Sole      N/A      170,040
DIREXION SHS ETF TR         20YRS TRES BEAR  25459Y 67 8         2,249    41,000    SH       Sole      N/A       41,000
EARTHLINK INC                     COM        270321 10 2           372    50,000    SH       Sole      N/A       50,000
ESSEX RENT CORP                   COM        297187 10 6            38    11,000    SH       Sole      N/A       11,000
FEDERAL AGRIC MTG CORP            CL C       313148 30 6           131     5,000    SH       Sole      N/A        5,000
FIRST ACCEPTANCE CORP             COM        318457 10 8             7     5,000    SH       Sole      N/A        5,000
HOME BANCSHARES INC               COM        436893 20 0        12,457   407,365    SH       Sole      N/A      407,365
LEVEL 3 COMMUNICATIONS INC      COM NEW      52729N 30 8        11,075   500,000    SH       Sole      N/A      500,000
MELA SCIENCES INC                 COM        55277R 10 0         3,028   928,815    SH       Sole      N/A      928,815
METLIFE INC                       COM        59156R 10 8        13,266   430,000    SH       Sole      N/A      430,000
NATIONSTAR MTG HLDGS INC          COM        63861C 10 9           237    11,000    SH       Sole      N/A       11,000
NEWCASTLE INVT CORP               COM        65105M 10 8         9,319 1,390,858    SH       Sole      N/A    1,390,858
PENNYMAC MTG INVT TR              COM        70931T 10 3        16,797   851,350    SH       Sole      N/A      851,350
PROSHARES TR                PSHS ULTSH 20YRS 74347R 29 7         3,802   240,000    SH       Sole      N/A      240,000
RADIAN GROUP INC                  COM        750236 10 1         1,567   476,301    SH       Sole      N/A      476,301
REPUBLIC SVCS INC                 COM        760759 10 0         5,353   202,321    SH       Sole      N/A      202,321
TW TELECOM INC                    COM        87311L 10 4         2,823   110,000    SH       Sole      N/A      110,000
TWO HBRS INVT CORP                COM        90187B 10 1           601    58,000    SH       Sole      N/A       58,000
UNITED CONTL HLDGS INC            COM        910047 10 9         5,718   235,000    SH       Sole      N/A      235,000
WALTER INVT MGMT CORP             COM        93317W 10 2        19,874   847,887    SH       Sole      N/A      847,887
WELLS FARGO & CO NEW              COM        949746 10 1        21,067   630,000    SH       Sole      N/A      630,000